UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21539
                                                    ----------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                         Date of fiscal year end: MAY 31
                                                 -------

                   Date of reporting period: NOVEMBER 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

       FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II (FCT)
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2006

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
       FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II (FCT)
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2006


Shareholder Letter .........................................................   1
Portfolio Commentary .......................................................   2
Portfolio Components .......................................................   5
Portfolio of Investments ...................................................   6
Statement of Assets and Liabilities ........................................  19
Statement of Operations ....................................................  20
Statements of Changes in Net Assets ........................................  21
Statement of Cash Flows ....................................................  22
Financial Highlights .......................................................  23
Notes to Financial Statements ..............................................  24
Additional Information .....................................................  29
        Dividend Reinvestment Plan
        Proxy Voting Policies and Procedures
        Portfolio Holdings
        Submission of Matters to a Vote of Shareholders
        By-Law Amendments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Four Corners Capital Management, LLC ("Four Corners" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Four Corners and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                            HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Michael P. McAdams and Robert I. Bernstein of the Fund's Sub-Advisor, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, personnel of the Advisor and Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------
       FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II (FCT)
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2006


Dear Shareholders:

We are pleased to present this semi-annual report to shareholders of the First Trust/Four Corners Senior Floating Rate Income Fund II (NYSE Symbol: FCT), which includes a discussion of how your Fund performed over the semi-annual reporting period ended November 30, 2006. Over the six-month period covered by this report, the market continued to favor senior, secured, floating-rate loans ("Senior Loans"). The Fund benefited from a strong U.S. economy, Gross Domestic Product ("GDP") expansion, and strong corporate earnings growth. An attractive credit environment driven by strong investor demand for the Senior Loan asset class also contributed positively to the Fund's performance.

First Trust Advisors L.P. acts as the Fund's investment advisor and currently manages or supervises approximately $28 billion in assets. Four Corners Capital Management, LLC ("Four Corners"), the Fund's Sub-Advisor, structures and manages a variety of alternative fixed-income products with a specialization in Senior Loans. Four Corners serves as investment manager or sub-advisor to approximately $3.6 billion in assets across a variety of retail and institutional products distributed around the globe. The portfolio managers' outlook for the markets and a review of the Fund's strategy and performance can be found in the portfolio commentary on the following pages.

We appreciate the opportunity to assist you in achieving your financial goals and thank you for your continued confidence.

Sincerely,




/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust/Four Corners Senior Floating Rate Income Fund II January 17, 2007

MICHAEL P. MCADAMS
PRESIDENT AND CHIEF EXECUTIVE OFFICER, FOUR CORNERS CAPITAL MANAGEMENT, LLC CO-PORTFOLIO MANAGER, FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II (FCT)

Mr. McAdams is responsible for overseeing the investment and distribution activities of Four Corners Capital Management, LLC ("Four Corners") and is Co-Portfolio Manager of FCT. He has over 26 years of experience in investment management and banking, all of which has been spent in leveraged finance. Prior to founding Four Corners, Mr. McAdams was with ING Capital Advisors, LLC ("ICA"), from 1995 to 2001. Mr. McAdams was a founder of ICA and held the titles of President, Chief Executive Officer and Chief Investment Officer. Under his leadership, ICA completed over one dozen structured transactions and had over $7 billion in assets under management. Prior to ICA, Mr. McAdams established the first retail senior floating rate loan fund, the Pilgrim Prime Rate Trust (NYSE:PPR), which he managed from its inception in 1988 through 1995. Mr. McAdams was previously employed by National Bank of Canada, where he was a member of one of the first teams to manage a non-originated U.S. corporate loan portfolio. Mr. McAdams began his banking career at Manufacturers Hanover Trust Company. Mr. McAdams received an MBA in Finance/Accounting from the University of California Los Angeles and dual BAs in Finance/Accounting and Eastern European Studies from California State University at Fullerton. Mr. McAdams is one of the initial members of the Loan Syndication and Trading Association and was its Chairman in 2001, its Vice Chairman in 2002 and has been a Board Member since 1998. Mr. McAdams received the 2006 Credit Investment News Outstanding Contribution award in the U.S. Loan Market.

ROBERT I. BERNSTEIN
CHIEF INVESTMENT OFFICER, FOUR CORNERS CAPITAL MANAGEMENT, LLC
CO-PORTFOLIO MANAGER, FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II (FCT)

Mr. Bernstein is responsible for managing the investment process of Four Corners and is Co-Portfolio Manager of FCT. He has nearly 15 years of experience in leveraged finance including senior secured loans, high-yield bonds and private equity investments. Mr. Bernstein was most recently a partner of The Yucaipa Companies, a Los Angeles-based private equity firm, where he completed merger and acquisition transactions and leveraged financings valued in excess of $4 billion. Previously, Mr. Bernstein was a Vice President in Bankers Trust's leveraged finance group, where he arranged senior loan and high yield bond financings for financial sponsors and corporate issuers. He also worked in GE Capital's restructuring group, where he focused primarily on asset-based loans to distressed borrowers. Mr. Bernstein received an MBA in Finance from the University of Chicago and a BBA in Finance magna cum laude from Hofstra University. He also served as an infantry officer in the U.S. Marine Corps.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

OVERVIEW

The First Trust/Four Corners Senior Floating Rate Income Fund II ("FCT" or the "Fund") generated a total return of 6.21%, including market price change and dividends, for the six-month period ending November 30, 2006 (the "Fiscal Period"). The Fund's Net Asset Value ("NAV") total return over the same period was 3.16%. During the Fiscal Period, the Fund increased its dividend three times and declared dividends totaling $0.7343 per common share compared to $0.5922 for the same period in the prior year, representing an increase of 24.0%. The Fund's common share price increased 1.9% during the Fiscal Period from $17.61 to $17.95, and its discount to NAV narrowed from 7.3% to 4.6%. Based on its most recent dividend, FCT paid a yield of 8.48% calculated on the Fund's common share price and 8.09% based on the Fund's $18.81 NAV as of November 30, 2006.

ECONOMIC AND MARKET ENVIRONMENT

The Fiscal Period continued to be a positive environment for Senior Loan investing. The Fund continued to benefit from an attractive credit environment primarily due to a strong U.S. economy, which kept market-wide default rates at very low levels. Additionally, continued strong investor demand for the Senior Loan asset class due to its appealing risk-adjusted returns relative to other investment opportunities has kept secondary prices firm across the Senior Loan market. This combination of low default rates and firm secondary prices has resulted in stable NAV returns.

GDP continued to expand during the period, including the recent upward revision to third-quarter GDP to 2.2%. Corporate earnings growth remained strong during the period and, while interest rates have increased, real rates remain low on a historical basis. The Fund primarily invests in the loans of non-investment grade companies, and strong earnings, combined with low real interest rates, make these companies better able to service their debt.

The Federal Reserve Board (the "Fed") has not changed the Federal Funds rate target (set at 5.25%) since its June 29, 2006 meeting. While the Fed policy makers continue to maintain a tightening bias, they are predicting that economic growth will run slightly below the trend for the next year. Signs of a slowdown in GDP growth domestically and internationally have emerged which have, among other indicators, led some economists to predict a hiatus in Fed tightening during Fiscal 2007.

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                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

While we acknowledge these signals and the significant rise in interest rates since 2003, we believe that the fundamental strength of the economy, combined with the Fed's overriding focus on containing inflation, may result in further interest rate increases.

From the Fund's perspective, these are very favorable conditions. A tightening bias increases the possibility that the Fund can continue to increase its dividend since the loans that the fund invests in are floating rate and their income is based on short-term interest rates. However, excessive tightening could result in a spike in real interest rates, hurting companies' ability to service their debt. While we do not expect corporate earnings to sustain their year-over-year double digit growth levels, earnings are generally expected to remain relatively strong through 2007, which, combined with low real interest rates, should continue to enable the companies in which we invest to service their debt.

Unlike traditional fixed income investments (i.e. high yield bonds), Senior Loans have minimal, if any, interest rate risk. Rather, in rising rate environments like we have seen in recent years, Senior Loan income typically rises (with a several month lag) along with Fed rate increases. One caveat however, is that in recent years, narrowing credit spread has partly offset the benefits from rising rates. Notwithstanding the modest decline in credit spreads, the Fund still increased its dividend 12 times since the Fed tightening began and has demonstrated low NAV volatility. More recently, we have seen credit spreads trend somewhat higher. Loan market liquidity has also improved during the period.

Inflows into the Senior Loan asset class during Calendar 2006 were exceptional and occurred in tandem with strong growth in new Senior Loan issuance. New Senior Loan issuance rose over 37% year-over-year through November to $457 billion. In November alone, there was $66 billion of new Senior Loan issuance. The forward calendar remains very robust with a visible pipeline of $54 billion already scheduled for 2007. Similarly, secondary trading volume grew nearly 34% year-over year.

As previously mentioned, the demand for the asset class of Senior Loans remained strong, as investors perceived reduced levels of risk resulting from an improving economic environment and low levels of defaults and credit losses, as well as the returns benefit of a floating-rate asset class. For the six months ended November 30, Senior Loans generated a total return of 3.19% (S&P/LSTA Leveraged Loan Index). Senior Loans have generated positive returns every calendar year that the data has been tracked since 1992.

INVESTMENT STRATEGY AND PORTFOLIO COMPOSITION

The primary objective of the Fund is to seek a high level of current income. As a secondary objective, the Fund attempts to preserve capital. The investment strategy employed in managing the Fund was designed to achieve the Fund's objectives through risk minimization throughout entire economic and credit cycles. In contrast, many managers of Senior Loan-based closed-end funds invest up to 20% or more of their portfolios in high yield bonds in order to boost yields in the short run. FCT utilizes a "pure play" strategy that generally prohibits the Fund from investing in high yield bonds, and focuses primarily on Senior Loans. In some market environments, the Fund's pure play strategy may result in lower current dividends/yields than some other Senior Loan-based closed-end funds. However, we believe that our strategy can result in lower NAV volatility while maintaining competitive dividends/yield and higher and more stable long-term total NAV returns.

Our strategy focuses on thorough fundamental credit analysis, broad issuer and industry diversification, and a pro-active sell discipline in order to minimize risk. The Fund's portfolio is generally more heavily weighted towards industry groups that we expect to exhibit lower earnings volatility, and which we expect to provide high recoveries to senior lenders in circumstances where earnings volatility does occur.

The Fund is well diversified with over 200 positions across 31 industries. At November 30, 2006 the five largest individual borrower exposures in total represented 9.1% of the Fund's portfolio. The Fund also has the flexibility to invest up to 10% of the portfolio in Special Situation debt investments, which are typically investments in companies that are either in default at the time of purchase or are experiencing financial difficulties. We view our ability to achieve modest gains from this subset of Senior Loans as opportunistic rather than obligatory, and given the growth and improvement in the economy in recent years, we have seen limited value opportunities in this segment of the portfolio. On November 30, 2006, the portfolio included one Special Situation investment representing 2.3% of the Fund's portfolio.

As mentioned in prior reports, the Fund is leveraged using both adjustable-rate Auction Market Preferred Shares and an asset-backed commercial paper conduit. The terms and conditions of the leverage provide the Fund with the ability to borrow on a floating-rate basis. Since the income generated by the Fund's Senior Loan investment portfolio is also floating-rate, the Fund is less exposed to interest rate mismatch risk than a closed-end fund with a fixed-rate investment portfolio, and investors will generally benefit from portfolio leverage regardless of short-term interest rates. At November 30, 2006, the portfolio leverage accounted for 36.3% of the Fund's total managed assets.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE REVIEW

FCT generated a total return of 6.21%, including market price change and dividends, for the Fiscal Period. The Fund's NAV total return was 3.16% over the same period. This return slightly lagged the benchmark (Standard & Poor's/LSTA Leveraged Loan Index) return of 3.19%. The Fund's performance includes the beneficial impact of leverage, and the negative impact of fees, expenses and uninvested cash balances, which are not part of the benchmark return. The dividend distribution totaled approximately $0.7343 per common share during the Fiscal Period. FCT paid an annualized yield of 8.48% calculated on the Fund's common share price and 8.09% based on the Fund's $18.81 NAV as of November 30, 2006. Additionally, the Fund's NAV was relatively stable during the period, ranging from a high of $19.00 to a low of $18.69, a range of approximately 1.66%.

In addition to the Fund's stable NAV performance/total return and high yield during the Fiscal Period, the Fund's market price performance improved. During the period, the market price of the Fund closed as high as $17.95 (November 30, 2006) and as low as $17.53 (June 13, 2006). The Fund ended the period at a 4.6% discount to its NAV compared to a discount of 7.3% at the beginning of the period. We also note that 13 of the 16 Senior Loan closed-end funds traded at discounts to NAV on November 30, with the average of the narrower pure play group (six of the 16 Senior Loan closed-end funds referred to above) being 3.7%. FCT's annualized market and NAV yield on November 30, 2006 (8.5% and 8.1%, respectively) compare favorably to the pure play peer group average of 8.3% and 8.0%, respectively.

On June 1st, AG Edwards issued its research report with a Buy rating, the firm's highest rating. Other closed end fund research analysts have also published proprietary research on the Fund, available within their specific firms.

We remain committed to long-term performance and superior client support, and we appreciate the opportunity to assist investors in meeting their investment goals.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO COMPONENTS+
NOVEMBER 30, 2006 (UNAUDITED)




S&P RATING BREAKDOWN

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Cash/Cash Equivalents      0.26
B                         13.11
B-                         4.44
B+                        19.12
BB                        11.84
BB-                       20.97
BB+                        6.47
BBB-                       0.53
CCC                        0.29
CCC+                       2.89
NR                        20.08


ECONOMIC SECTOR BREAKDOWN

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Consumer Discretionary          33.85
Industrials                     14.68
Materials                        10.4
Health Care                      8.96
Finance                          7.32
Utilities                         6.5
Information Technology           5.85
Energy                           5.56
Consumer Staples                  5.1
Telecommunications Services      1.52
Cash/Cash Equivalents            0.26


 + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.
NR  Not rated.
 * The percentage of Senior Loan Interests not rated includes 10.68% of Senior Loan Interests that were privately rated upon issuance. The rating agencies do not provide ongoing surveillance on the private ratings.


                    See Notes to Financial Statements.                    Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)


  PRINCIPAL                                            RATINGS+                          STATED             MARKET
    VALUE                 DESCRIPTION O              MOODY'S S&P         COUPON         MATURITY*            VALUE
  ---------       --------------------------------  -------------      -----------    -------------     -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - 153.0%

   AEROSPACE & DEFENSE - 5.9%
                  AEROSPACE & DEFENSE - 5.9%
$   3,621,748     GenCorp Inc. .....................  Ba2      BB-     8.57%-8.62%      12/06/10        $   3,621,748
    3,272,278     Hexcel Corp. .....................  B2       B+      6.75%-6.94%       3/01/12            3,272,278
    2,843,819     Hunter Defense Holdings, Inc. .... NR(a)    NR(a)       8.63%          3/10/11            2,826,045
    1,850,150     K&F Industries, Inc. .............  B2       B+         7.32%         11/18/12            1,855,355
      844,643     Mid-Western Aircraft
                    Systems, Inc. ..................  Ba3      BB         7.11%         12/31/11              844,907
    2,732,484     MRO Acquisition Corp. ............  Ba3      B+         7.82%          8/27/10            2,749,562
    5,538,462     Robertson Aviation, LLC .......... NR(a)    NR(a)    8.25%-9.12%       4/19/13            5,566,153
    3,934,615     Standard Aero Holdings, Inc. .....  Ba3      B+      7.57%-7.63%       8/24/12            3,941,993
    3,100,000     Vought Aircraft Industries, Inc. .  Ba2      B-         7.82%         12/22/10            3,110,332
                                                                                                        -------------
                  TOTAL AEROSPACE & DEFENSE                                                                27,788,373
                                                                                                        -------------
   AUTO COMPONENTS - 0.9%
                  AUTO PARTS & EQUIPMENT - 0.9%
    1,000,000     Axletech International
                    Holdings, Inc. (c) .............  Caa1     B-         11.87%         4/21/13            1,004,583
    3,401,440     TRW Automotive, Inc. .............  Ba2      BB+        7.19%          6/30/12            3,390,810
                                                                                                        -------------
                  TOTAL AUTO COMPONENTS                                                                     4,395,393
                                                                                                        -------------
   AUTOMOBILES - 0.6%
                  AUTOMOBILE MANUFACTURERS - 0.6%
    3,000,000     General Motors Company ...........  Ba3      B+         6.57%         11/29/13            3,003,213
                                                                                                        -------------
                  TOTAL AUTOMOBILES                                                                         3,003,213
                                                                                                        -------------
   BEVERAGES - 0.2%
                  SOFT DRINKS - 0.2%
      795,833     Culligan Corp. ...................  Ba2      B+         7.07%          9/30/11              796,330
                                                                                                        -------------
                  TOTAL BEVERAGES                                                                             796,330
                                                                                                        -------------
   BUILDING PRODUCTS - 1.6%
                  BUILDING PRODUCTS - 1.6%
    1,729,179     Custom Building Products ......... NR(a)    NR(a)       7.62%         10/20/11            1,726,296
    2,271,275     Headwaters, Inc. .................  Ba3      BB-        7.38%          4/30/11            2,259,919
    2,789,286     NCI Building Systems, Inc. .......  Ba1      BB      6.82%-6.87%       6/18/10            2,785,799
    1,000,000     South Edge, LLC .................. NR(a)    NR(a)       7.38%         10/31/09              976,250
                                                                                                        -------------
                  TOTAL BUILDING PRODUCTS                                                                   7,748,264
                                                                                                        -------------
   CAPITAL MARKETS - 2.0%
                  ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
    3,962,538     LPL Holdings, Inc. ...............  B2       B       7.88%-8.37%       6/28/13            3,989,780
                                                                                                        -------------
                  INVESTMENT BANKING & BROKERAGE - 1.2%
    1,776,818     Ameritrade Holding Corp. .........  Ba1      BB         6.82%         12/31/12            1,773,302
    3,855,184     NASDAQ Stock Market (The), Inc. ..  Ba3      BB+     7.07%-7.12%       4/18/12            3,850,848
                                                                                                        -------------
                                                                                                            5,624,150
                                                                                                        -------------
                  TOTAL CAPITAL MARKETS                                                                     9,613,930
                                                                                                        -------------

Page 6                    See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)


  PRINCIPAL                                            RATINGS+                          STATED             MARKET
    VALUE                 DESCRIPTION O              MOODY'S S&P         COUPON         MATURITY*            VALUE
  ---------       --------------------------------  -------------      -----------    -------------     -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

   CHEMICALS - 6.1%
                  COMMODITY CHEMICALS - 0.9%
$     506,075     Basell USA, Inc. .................  Ba3      B+         7.60%          8/01/13        $     511,136
      506,075     Basell USA, Inc. .................  Ba3      B+         8.35%          8/01/14              511,294
    3,000,000     Mosaic (The) Company .............  Ba1      BB+         TBA          11/09/13            2,996,400
                                                                                                        -------------
                                                                                                            4,018,830
                                                                                                        -------------
                  DIVERSIFIED CHEMICALS - 5.2%
    5,000,000     BCP Crystal US
                    Holdings Corp. .................  Ba3      BB-        7.38%          1/26/09            5,012,500
    3,000,000     Brenntag Holding GmbH &
                    Company KG (c) .................  B3       B-        12.08%         12/31/13            3,060,939
    7,000,000     Brenntag Holding GmbH &
                    Company KG .....................  B2       B          8.08%          1/18/14            7,043,750
    7,259,587     Huntsman International, LLC ......  Ba3      BB-        7.07%          8/16/12            7,247,485
    2,493,750     Lyondell Chemical Company ........  Ba2      BB         7.12%          8/16/13            2,501,543
                                                                                                        -------------
                                                                                                           24,866,217
                                                                                                        -------------
                  TOTAL CHEMICALS                                                                          28,885,047
                                                                                                        -------------
   COMMERCIAL SERVICES & SUPPLIES - 7.1%
                  DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 4.9%
      997,500     Acosta, Inc. ..................... NR(a)    NR(a)       8.07%          7/28/13            1,005,812
      995,000     Advantage Sales &
                    Marketing, Inc. ................ NR(a)    NR(a)    7.37%-7.46%       3/29/13              990,025
    2,654,623     Affinion Group, Inc. .............  Ba3      B+      8.07%-8.12%      10/17/12            2,667,068
    1,948,864     Clarke American Corp. ............  B1       B+      8.63%-8.87%      12/15/11            1,973,225
    4,451,250     IAP Worldwide Services, Inc. .....  B2       B          9.69%         12/30/12            4,402,567
    4,000,000     IAP Worldwide Services, Inc. (c) .  Caa2     CCC+       15.19%         6/30/13            3,846,668
      973,110     N.E.W. Holdings I, LLC ........... NR(a)    NR(a)    8.07%-8.12%       8/08/13              975,543
    2,000,000     N.E.W. Holdings I, LLC (c) ....... NR(a)    NR(a)    12.32%-12.37%     2/08/14            2,020,000
    1,500,000     RSC Equipment Rental .............  Ba2      BB-     7.07%-7.12%      11/30/12            1,500,000
    2,500,000     RSC Equipment Rental (c) .........  Caa1     B-      8.82%-8.87%      11/30/13            2,514,845
    1,604,167     United Rentals, Inc ..............  B2       BB-     7.22%-7.32%       2/14/11            1,609,514
                                                                                                        -------------
                                                                                                           23,505,267
                                                                                                        -------------
                  ENVIRONMENTAL & FACILITIES SERVICES - 1.5%
    6,940,137     EnergySolutions, LLC ............. NR(a)    NR(a)    7.57%-7.77%       6/07/13            6,970,500
                                                                                                        -------------
                  OFFICE SERVICES & SUPPLIES - 0.7%
    2,039,216     Pike Electric, Inc. .............. NR(a)    NR(a)       6.88%          7/01/12            2,034,118
    1,450,980     Pike Electric, Inc. .............. NR(a)    NR(a)       6.88%          4/18/10            1,447,353
                                                                                                        -------------
                                                                                                            3,481,471
                                                                                                        -------------
                  TOTAL COMMERCIAL SERVICES & SUPPLIES                                                     33,957,238
                                                                                                        -------------
   COMPUTERS & PERIPHERALS - 1.9%
                  COMPUTER HARDWARE - 1.9%
    5,921,429     Activant Solutions Holdings, Inc.   B1       B          7.38%          5/02/13            5,869,616
    3,110,505     Advanced Micro Devices, Inc. .....  Ba3      B+         7.62%         12/31/13            3,121,305
                                                                                                        -------------
                  TOTAL COMPUTERS & PERIPHERALS                                                             8,990,921
                                                                                                        -------------

                       See Notes to Financial Statements.                 Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)


  PRINCIPAL                                            RATINGS+                          STATED             MARKET
    VALUE                 DESCRIPTION O              MOODY'S S&P         COUPON         MATURITY*            VALUE
  ---------       --------------------------------  -------------      -----------    -------------     -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

   CONSTRUCTION & ENGINEERING - 0.4%
                  CONSTRUCTION & ENGINEERING - 0.4%
$   2,000,000     Standard Pacific Corp. ...........  Ba2      BB         6.87%          5/05/13        $   1,952,500
                                                                                                        -------------
                  TOTAL CONSTRUCTION & ENGINEERING                                                          1,952,500
                                                                                                        -------------
   CONTAINERS & PACKAGING - 4.7%
                  METAL & GLASS CONTAINERS - 1.8%
      962,500     Captive Plastics, Inc. ........... NR(a)     B-         8.12%          8/16/11              963,703
    7,500,000     Owens-Illinois Group, Inc. .......  Ba2      BB-        6.82%          6/14/13            7,498,126
                                                                                                        -------------
                                                                                                            8,461,829
                                                                                                        -------------
                  PAPER PACKAGING - 2.9%
    1,156,497     Boise Cascade, LLC ...............  Ba3      BB      7.09%-7.13%      10/28/11            1,160,401
    6,000,000     Graham Packaging Holdings Company   B3       CCC+       9.69%          4/07/12            6,056,250
    4,748,833     Graham Packaging Holdings Company   B1       B       7.63%-7.88%      10/07/11            4,764,945
    1,980,000     Pregis Corp. .....................  Ba2      B+         7.62%         10/12/12            1,989,900
                                                                                                        -------------
                                                                                                           13,971,496
                                                                                                        -------------
                  TOTAL CONTAINERS & PACKAGING                                                             22,433,325
                                                                                                        -------------
   DIVERSIFIED CONSUMER SERVICES - 0.7%
                  EDUCATION SERVICES - 0.4%
    1,995,000     Education Management LLC .........  B2       B          7.88%          6/01/13            2,005,973
                                                                                                        -------------
                  SPECIALIZED CONSUMER SERVICES - 0.3%
    1,499,111     Coinstar, Inc. ...................  Ba3      BB-     7.35%-7.37%       7/01/11            1,504,733
                                                                                                        -------------
                  TOTAL DIVERSIFIED CONSUMER SERVICES                                                       3,510,706
                                                                                                        -------------
   DIVERSIFIED FINANCIAL SERVICES - 0.5%
                  SPECIALIZED FINANCE - 0.5%
    1,000,000     J.G.Wentworth, LLC ...............  B2       B          8.87%          4/12/11            1,008,750
    1,500,000     Peach Holdings, Inc. .............  NR       NR         9.11%         11/21/13            1,503,750
                                                                                                        -------------
                  TOTAL DIVERSIFIED FINANCIAL SERVICES                                                      2,512,500
                                                                                                        -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
                  INTEGRATED TELECOMMUNICATION SERVICES - 0.2%
      970,000     Telecordia Technologies, Inc. ....  B1       B+      8.11%-8.12%       9/15/12              943,931
                                                                                                        -------------
                  TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                943,931
                                                                                                        -------------
   ELECTRIC UTILITIES - 8.7%
                  ELECTRIC UTILITIES - 8.7%
    1,000,000     Astoria Generating Company
                    Acquisitions, LLC (c) ..........  B3       B          9.14%          8/23/13            1,010,625
        9,831     Calpine Corp. (f) ................ NR(a)    NR(a)       2.25%         12/20/07                9,751
      327,623     Calpine Corp.,
                    (Debtor in Possession) (f) ..... NR(a)    NR(a)       7.62%         12/20/07              329,015
      829,787     Calpine Corp.,
                    (Debtor in Possession) (c) (f) . NR(a)    NR(a)       9.37%         12/20/07              841,543
      352,621     Cogentrix Delaware Holdings, Inc.   Ba2      BB+        6.87%          4/14/12              352,547
    7,138,072     Covanta Energy Corp. .............  B1       B+      7.57%-7.62%       6/24/12            7,176,739
    1,948,690     LSP Gen Finance Co., LLC .........  Ba3      BB-        7.12%          5/04/13            1,949,502

Page 8                    See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)


  PRINCIPAL                                            RATINGS+                          STATED             MARKET
    VALUE                 DESCRIPTION O              MOODY'S S&P         COUPON         MATURITY*            VALUE
  ---------       --------------------------------  -------------      -----------    -------------     -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

   ELECTRIC UTILITIES -  (CONTINUED)
                  ELECTRIC UTILITIES - (CONTINUED)
$     704,929     LSP Kendall Energy, LLC ..........  B1       B          7.37%         10/07/13        $     702,579
    6,408,921     Midwest Generation, LLC ..........  Baa3     BB      6.25%-7.01%       4/27/11            6,408,921
      992,500     Mirant North America, LLC ........  Ba3      BB-        7.07%          1/03/13              989,841
   13,500,000     NRG Energy, Inc. .................  Ba1      BB-     7.32%-7.37%       2/01/13           13,542,188
    4,361,225     Plum Point Energy
                    Associates, LLC ................  B1       B       8.62%-8.74%       3/14/14            4,399,386
    2,126,125     Riverside Energy Center, LLC .....  B1       B          9.63%          6/24/11            2,176,621
    1,638,826     Rocky Mountain Energy
                    Center, LLC ....................  B1       B          9.63%          6/24/11            1,677,748
                                                                                                        -------------
                  TOTAL ELECTRIC UTILITIES                                                                 41,567,006
                                                                                                        -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
                  TECHNOLOGY DISTRIBUTORS - 1.0%
    4,588,500     Sensata Technologies Finance
                    Company, LLC ................... NR(a)   NR(a)     7.10%-7.13%       4/27/13            4,552,173
                                                                                                        -------------
                  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                  4,552,173
                                                                                                        -------------
   ENERGY EQUIPMENT & SERVICES - 1.5%
                  OIL & GAS EQUIPMENT & SERVICES - 1.5%
    6,943,549     Targa Resources, Inc. ............  B1       B+      7.62%-7.63%      10/31/12            6,959,824
                                                                                                        -------------
                  TOTAL ENERGY EQUIPMENT & SERVICES                                                         6,959,824
                                                                                                        -------------
   FOOD & STAPLES RETAILING - 3.9%
                  DRUG RETAIL - 0.8%
    3,565,039     Jean Coutu Group (PJC) Inc. ......  B1       BB-        7.94%          7/30/11            3,569,017
                                                                                                        -------------
                  FOOD DISTRIBUTORS - 1.0%
    1,950,000     Golden State Foods Corp. .........  B1      NR(a)       7.13%          2/25/11            1,946,344
    2,914,286     Nash Finch Company ...............  B2       B+         7.88%         11/12/10            2,914,286
                                                                                                        -------------
                                                                                                            4,860,630
                                                                                                        -------------
                  FOOD RETAIL - 2.1%
    9,952,494     SUPERVALU, Inc. ..................  Ba3      BB-        7.19%          6/02/12            9,965,930
                                                                                                        -------------
                  TOTAL FOOD & STAPLES RETAILING                                                           18,395,577
                                                                                                        -------------
   FOOD PRODUCTS - 4.4%
                  AGRICULTURAL PRODUCTS - 2.1%
    9,961,438     Dole Food Company, Inc. ..........  Ba2      B+      7.37%-9.25%       4/12/13            9,848,258
                                                                                                        -------------
                  PACKAGED FOODS & MEATS - 2.3%
    8,827,368     OSI Group, LLC ................... NR(a)    NR(a)       7.37%          9/02/11            8,810,817
    1,990,000     THL Foods Products Company .......  Ba3      B+      7.39%-7.55%      11/21/10            1,992,488
                                                                                                        -------------
                                                                                                           10,803,305
                                                                                                        -------------
                  TOTAL FOOD PRODUCTS                                                                      20,651,563
                                                                                                        -------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
                  HEALTH CARE EQUIPMENT - 0.2%
    1,000,000     Encore Medical Finance, LLC ......  Ba3      B          7.87%         11/03/13            1,000,625
                                                                                                        -------------
                  HEALTH CARE SUPPLIES - 0.4%
    1,847,857     Angiotech Pharmaceuticals, Inc. ..  Ba1      BB-        8.75%          3/23/13            1,827,069
                                                                                                        -------------
                  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                    2,827,694
                                                                                                        -------------

                       See Notes to Financial Statements.                 Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)


  PRINCIPAL                                            RATINGS+                          STATED             MARKET
    VALUE                 DESCRIPTION O              MOODY'S S&P         COUPON         MATURITY*            VALUE
  ---------       --------------------------------  -------------      -----------    -------------     -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

   HEALTH CARE PROVIDERS & SERVICES - 12.8%
                  HEALTH CARE FACILITIES - 2.3%
$   3,000,000     HCA, Inc. ........................  Ba3      BB         8.09%         11/17/13        $   3,018,921
      904,182     Lifepoint Hospitals, Inc. ........  Ba3      BB         6.95%          4/15/12              898,418
    5,930,124     Select Medical Corp. .............  Ba1      BB-     7.07%-9.00%       2/24/12            5,804,109
      997,500     USP Domestic Holdings, Inc. ......  Ba2      BB-     7.07%-7.18%       6/07/13              999,994
                                                                                                        -------------
                                                                                                           10,721,442
                                                                                                        -------------
                  HEALTH CARE SERVICES - 9.4%
    8,852,668     CHS/Community Health
                    Systems, Inc. ..................  Ba3      BB-     7.07%-7.12%       8/19/11            8,849,508
    4,129,167     Davita, Inc. .....................  Ba2      BB-     7.32%-7.69%      10/05/12            4,141,884
      943,571     DJ Orthopedics, LLC ..............  Ba3      BB-        6.88%          4/07/13              941,212
    3,000,000     Emdeon Business Services, LLC ....  B1       B+         7.82%         11/16/13            3,003,750
    6,965,000     Fresenius Medical Care AG ........  Ba2      BB+     6.74%-6.77%       3/31/13            6,918,084
      928,571     Healthcare Partners, LLC .........  Ba3      BB         7.32%         10/24/13              929,732
    2,000,000     Healthways, Inc. .................  Ba2      BB        TBA            12/01/13            2,007,500
      937,647     Multiplan Merger Corp. ...........  B1       B+         7.82%          4/12/13              934,912
    1,770,115     Per-Se Technologies, Inc. ........  Ba3      B+         7.57%          1/06/13            1,769,563
    1,492,500     Quintiles Transnational Corp. ....  B1       BB-        7.37%          3/31/13            1,490,075
    2,977,500     Team Finance, LLC ................  B1       B+      7.82%-7.87%      11/23/12            2,984,015
    6,427,819     US Oncology Holdings, Inc. .......  Ba2      B+      7.62%-7.88%       8/20/11            6,439,871
    4,106,254     VWR International, Inc. ..........  Ba3      B+         7.63%          4/07/11            4,113,953
                                                                                                        -------------
                                                                                                           44,524,059
                                                                                                        -------------
                  MANAGED HEALTH CARE - 1.3%
    4,393,850     IASIS Healthcare Corp. ...........  Ba2      B+         7.62%          6/22/11            4,408,130
    1,965,224     Vanguard Health Systems, Inc. ....  Ba3      B          7.87%          9/23/11            1,964,611
                                                                                                        -------------
                                                                                                            6,372,741
                                                                                                        -------------
                  TOTAL HEALTH CARE PROVIDERS & SERVICES                                                   60,688,510
                                                                                                        -------------
   HOTELS, RESTAURANTS & LEISURE - 10.5%
                  CASINOS & GAMING - 5.2%
    5,865,000     Boyd Gaming Corp. ................  Ba1      BB         6.87%          6/30/11            5,858,584
    2,964,987     CCM Merger, Inc. .................  Ba3      B       7.37%-7.39%      10/21/12            2,957,574
    1,000,000     Greenwood Racing, Inc. ...........  B2       B+        TBA            11/28/11            1,002,500
    1,000,000     PA Meadows, LLC ..................  B2       B          8.37%         11/14/11            1,001,250
    1,980,000     Penn National Gaming, Inc. .......  Ba2      BB      7.12%-7.15%      10/03/12            1,987,673
    5,000,000     Pinnacle Entertainment, Inc. .....  B1       BB-        0.75%          8/27/10            4,989,585
    1,000,000     Pinnacle Entertainment, Inc. .....  B1       BB-        7.32%         12/14/11            1,002,750
    6,000,000     VML US Finance, LLC ..............  B1       BB-        8.12%          5/25/13            6,027,750
                                                                                                        -------------
                                                                                                           24,827,666
                                                                                                        -------------
                  HOTELS, RESORTS & CRUISE LINES - 2.3%
    3,428,571     Kerzner International Ltd. .......  NR       NR         8.39%          9/01/13            3,375,000
    2,571,429     Kerzner International Ltd. ....... NR(a)    NR(a)    0.50%-8.39%       9/01/13            2,531,250
    4,751,713     OpBiz, LLC .......................  B2       CCC+       8.37%          8/31/10            4,755,671
                                                                                                        -------------
                                                                                                           10,661,921
                                                                                                        -------------

Page 10                   See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)


  PRINCIPAL                                            RATINGS+                          STATED             MARKET
    VALUE                 DESCRIPTION O              MOODY'S S&P         COUPON         MATURITY*            VALUE
  ---------       --------------------------------  -------------      -----------    -------------     -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

   HOTELS, RESTAURANTS & LEISURE - (CONTINUED)
                  LEISURE FACILITIES - 2.6%
$   6,788,831     American Skiing Co. .............. NR(a)    NR(a)    9.86%-9.88%      11/24/10        $   6,805,803
    4,488,750     Cedar Fair, L.P ..................  Ba3      BB-        7.87%          8/30/12            4,524,287
    1,000,000     London Arena and Waterfront
                    Finance, LLC ................... NR(a)    NR(a)       8.89%          3/08/12q           1,006,250
                                                                                                        -------------
                                                                                                           12,336,340
                                                                                                        -------------
                  RESTAURANTS - 0.4%
    2,000,000     QCE LLC (c) ...................... NR(a)    NR(a)      11.12%         11/05/13            2,028,000
                                                                                                        -------------
                  TOTAL HOTELS, RESTAURANTS & LEISURE                                                      49,853,927
                                                                                                        -------------
   HOUSEHOLD DURABLES - 0.8%
                  HOMEBUILDING - 0.8%
    1,000,000     Kyle Acquisition Group, LLC ...... NR(a)    NR(a)       8.88%          7/20/09              994,375
      250,000     Kyle Acquisition Group, LLC ...... NR(a)    NR(a)       8.88%          7/20/11              248,594
    1,000,000     EH/Transeastern, LLC and
                    TE/TOUSA Senior, LLC (i) ....... NR(a)     NR        10.25%          8/01/08              818,333
    5,000,000     TE/TOUSA Mezzanine, LLC
                    (Mezzanine Debt) (c) (i) ....... NR(a)     NR        12.75%          8/01/09            1,875,000
                                                                                                        -------------
                  TOTAL HOUSEHOLD DURABLES                                                                  3,936,302
                                                                                                        -------------
   INDUSTRIAL CONGLOMERATES - 0.7%
                  INDUSTRIAL CONGLOMERATES - 0.7%
    2,646,429     Goodman Global Holdings, Inc. ....  B1       B+         7.19%         12/23/11            2,643,121
      755,944     Mueller Group, Inc. ..............  B1       BB-     7.37%-7.62%      10/03/12              758,700
                                                                                                        -------------
                  TOTAL INDUSTRIAL CONGLOMERATES                                                            3,401,821
                                                                                                        -------------
   INSURANCE - 0.8%
                  LIFE & HEALTH INSURANCE - 0.8%
    4,000,000     Conseco, Inc. ....................  Ba3      BB-        7.32%         10/10/13            4,002,500
                                                                                                        -------------
                  TOTAL INSURANCE                                                                           4,002,500
                                                                                                        -------------
   INTERNET SOFTWARE & SERVICES - 1.9%
                  INTERNET SOFTWARE & SERVICES - 1.9%
    8,894,925     SunGard Data Systems, Inc. .......  Ba3      B+         7.88%          2/11/13            8,954,690
                                                                                                        -------------
                  TOTAL INTERNET SOFTWARE & SERVICES                                                        8,954,690
                                                                                                        -------------
   IT SERVICES - 6.0%
                  DATA PROCESSING & OUTSOURCED SERVICES - 0.2%
      985,000     Fidelity National Information
                    Solutions, Inc. & Fidelity
                    National Tax Service, Inc. .....  Ba1      BB+        6.57%          3/09/11              982,811
                                                                                                        -------------
                  IT CONSULTING & OTHER SERVICES - 5.8%
    3,096,882     Alion Science and
                    Technology Corp. ...............  Ba3      B+         8.12%          8/02/09            3,089,139
    8,865,000     DynCorp International, LLC .......  Ba2      BB-     7.69%-7.81%       6/28/12            8,901,940
      995,000     iPayment, Inc. ................... NR(a)    NR(a)    7.32%-7.37%       5/10/13              992,513
    1,000,000     National Processing Company
                    Group, Inc. ....................  B2       B          8.31%          9/29/13            1,002,500
    3,000,000     Sanmina - SCI Corp. (d) ..........  Ba2      BB-        7.88%          1/31/08            3,006,000

                       See Notes to Financial Statements.                Page 11

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)


  PRINCIPAL                                            RATINGS+                          STATED             MARKET
    VALUE                 DESCRIPTION O              MOODY'S S&P         COUPON         MATURITY*            VALUE
  ---------       --------------------------------  -------------      -----------    -------------     -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

   IT SERVICES - (CONTINUED)
                  IT CONSULTING & OTHER SERVICES - (CONTINUED)
$   6,000,000     West Corporation .................  Ba3      B+         8.07%         10/24/13        $   5,988,216
    3,125,000     Wyle Laboratories, Inc. (c) ...... NR(a)     B-        11.87%          7/28/11            3,164,063
    1,422,900     Wyle Laboratories, Inc. .......... NR(a)     B+      8.11%-8.12%       1/28/11            1,427,347
                                                                                                        -------------
                                                                                                           27,571,718
                                                                                                        -------------
                  TOTAL IT SERVICES                                                                        28,554,529
                                                                                                        -------------
   MACHINERY - 0.2%
                  INDUSTRIAL MACHINERY - 0.2%
      470,000     Invensys International
                    Holdings Ltd. ..................  Ba3      B-         7.37%         12/15/10              472,350
      530,000     Invensys International
                    Holdings Ltd. ..................  Ba3      B-         7.40%          1/15/11              532,650
                                                                                                        -------------
                  TOTAL MACHINERY                                                                           1,005,000
                                                                                                        -------------
   MEDIA - 31.4%
                  ADVERTISING - 1.0%
    5,001,861     Adams Outdoor Advertising, L.P. ..  B1       B+      7.12%-7.13%      10/18/12            5,004,987
                                                                                                        -------------
                  BROADCASTING & CABLE TV - 17.5%
    3,910,000     Bragg Communications, Inc. ....... NR(a)     NR         7.12%          8/31/11            3,910,000
   17,380,000     Century Cable Holdings, LLC (g) ..  NR       NR        10.25%          6/30/09           16,954,937
    3,000,000     Cequel Communications, LLC .......  B1       B+         7.62%         11/05/13            2,989,923
    3,000,000     Cequel Communications, LLC .......  NR       NR        10.36%         10/30/07            2,998,125
   12,983,858     Charter Communications
                    Operating, LLC .................  B1       B          8.01%          4/28/13           13,065,825
   10,945,000     CSC Holdings, Inc. ...............  Ba2      BB      7.11%-7.13%       3/29/13           10,924,938
      997,500     Cumulus Media, Inc. ..............  Ba3      B       7.32%-7.63%       6/07/13              999,744
    1,326,616     DIRECTV Holdings LLC .............  Baa3     BB         6.82%          4/13/13            1,326,465
    3,482,500     LBI Media, Inc. ..................  Ba2      B       6.82%-6.88%       3/31/12            3,430,263
    2,886,237     NEP Supershooters, L.P. ..........  Ba3     NR(a)       8.87%          2/03/11            2,911,492
    7,000,000     PanAmSat Corp. ...................  Ba2      BB         7.87%         12/03/13            7,060,277
    1,000,000     Paxson Communications Corp. ......  B1       CCC+       8.62%          1/15/12            1,016,250
    6,449,375     Raycom Media, Inc. ...............  NR       NR         6.88%          8/28/13            6,401,005
    4,500,000     UPC Distribution Holding B.V. ....  B1       B          7.64%          3/31/13            4,497,471
    4,500,000     UPC Distribution Holding B.V. ....  B1       B          7.64%         12/31/13            4,497,471
                                                                                                        -------------
                                                                                                           82,984,186
                                                                                                        -------------
                  MOVIES & ENTERTAINMENT - 4.8%
    4,863,250     AMC Entertainment, Inc. ..........  Ba1      B+         7.45%          1/26/13            4,886,555
    1,525,010     Deluxe Entertainment Services
                    Group, Inc. ....................  B1       B          8.37%          1/28/11            1,532,466
    6,965,000     Metro-Goldwyn-Mayer
                    Holdings II, Inc. .............. NR(a)   NR(a)        8.62%          4/08/12            6,875,451
    9,738,155     WMG Acquisition Corp. ............  Ba2      BB-     7.37%-7.41%       3/01/11            9,763,718
                                                                                                        -------------
                                                                                                           23,058,190
                                                                                                        -------------

Page 12                   See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)


  PRINCIPAL                                            RATINGS+                          STATED             MARKET
    VALUE                 DESCRIPTION O              MOODY'S S&P         COUPON         MATURITY*            VALUE
  ---------       --------------------------------  -------------      -----------    -------------     -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

   MEDIA - (CONTINUED)
                  PUBLISHING - 8.1%
$     962,742     Caribe Information
                    Investments, Inc. ..............  B1       B       7.63%-7.64%       3/31/13        $     962,140
    4,313,725     CBD Media, LLC ...................  Ba2      B          7.70          12/31/09            4,333,495
      816,672     Dex Media West, Inc. .............  Ba1      BB      6.86%-6.89%       3/09/10              813,609
   10,000,000     Idearc, Inc. .....................  Ba2      BB+        7.32%         11/17/14           10,044,380
    1,995,000     Media News Group, Inc. ...........  Ba2      BB-        7.07%          8/02/13            1,994,585
    1,965,075     Media News Group, Inc. ...........  Ba2      BB-        6.57%         12/30/10            1,938,875
    3,630,000     Newspaper Holdings, Inc. .........  NR       NR         6.94%          8/24/12            3,600,506
      956,004     Nexstar Broadcasting, Inc. .......  Ba3      B          7.12%         10/01/12              953,016
      906,066     Nexstar Broadcasting, Inc. .......  Ba3      B+         7.12%         10/01/12              903,234
    1,496,224     PBI Media, Inc. ..................  B1       B       7.62%-7.63%       9/30/12            1,495,600
      990,000     PRIMEDIA, Inc. ...................  B2       B          7.57%          9/30/13              986,288
    6,549,602     RH Donnelley, Inc. ...............  Ba1      BB      6.85%-6.89%       6/30/11            6,522,258
    1,800,582     WCP Exposition Services
                    Operating Company, LLC .........  NR       NR      8.87%-9.12%       8/29/11            1,809,585
    1,000,000     Wenner Media LLC ................. NR(a)    NR(a)       7.11%         10/02/13            1,002,500
    1,000,000     Yell Group PLC ...................  Ba3      BB-        7.32%         10/27/13            1,003,808
                                                                                                        -------------
                                                                                                           38,363,879
                                                                                                        -------------
                  TOTAL MEDIA                                                                             149,411,242
                                                                                                        -------------
   METALS & MINING - 1.5%
                  ALUMINUM - 0.9%
    4,356,923     Novelis Corp. ....................  Ba2      BB-        7.62%          1/07/12            4,362,370
                                                                                                        -------------
                  DIVERSIFIED METALS & MINING - 0.6%
    2,977,500     Alpha Natural Resources, LLC .....  B1       BB-        7.12%         10/26/12            2,973,778
                                                                                                        -------------
                  TOTAL METALS & MINING                                                                     7,336,148
                                                                                                        -------------
   MULTI - UTILITIES - 1.5%
                  MULTI-UTILITIES - 1.5%
      985,000     KGEN, LLC ........................  B2       B          7.99%          8/05/11              983,769
    5,780,255     KGEN, LLC (c) (h) ................  B3       B-        14.37%          8/05/11            5,895,860
                                                                                                        -------------
                  TOTAL MULTI - UTILITIES                                                                   6,879,629
                                                                                                        -------------
   OIL, GAS & CONSUMABLE FUELS - 7.2%
                  COAL & CONSUMABLE FUELS - 0.2%
    1,000,000     Banta Corp. ......................  Ba2      BB         TBA           11/19/13            1,001,250
                                                                                                        -------------
                  OIL & GAS EXPLORATION & PRODUCTION - 3.5%
    8,425,150     ATP Oil & Gas Corp. ..............  NR       NR      8.82%-9.11%       4/14/10            8,509,402
    4,365,298     Plains Resources, Inc. ...........  Ba2      BB         6.87%          8/12/11            4,365,298
    2,000,000     Resolute Aneth, LLC (c) ..........  NR       NR        10.36%          4/13/12            2,000,000
    1,881,690     SemCrude, L.P. ...................  Ba2      B+      7.57%-7.64%       3/16/11            1,891,098
                                                                                                        -------------
                                                                                                           16,765,798
                                                                                                        -------------
                  OIL & GAS REFINING, MARKETING & TRANSPORTATION - 3.5%
      997,500     Alon USA, Inc. ...................  B1       BB-     7.62%-7.68%       6/22/13            1,001,241
      442,778     Calumet Lubricants Company. L.P. .  B1       BB-     8.74%-8.89%      12/09/12              442,778
    2,000,000     Coffeyville Resources, LLC (c) ...  B3       B          12.13%         7/08/13            2,055,000
    6,890,593     Eagle Rock Gas Gathering
                    & Processing, Ltd. .............  NR       NR          7.57%        12/03/12            6,890,593

                       See Notes to Financial Statements.                Page 13

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)


  PRINCIPAL                                            RATINGS+                          STATED             MARKET
    VALUE                 DESCRIPTION O              MOODY'S S&P         COUPON         MATURITY*            VALUE
  ---------       --------------------------------  -------------      -----------    -------------     -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

   OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
                  OIL & GAS REFINING, MARKETING & TRANSPORTATION - (CONTINUED)
$   3,000,000     El Paso Corp. ....................  Ba3      B+         7.22%          7/31/11        $   3,012,657
      990,000     EPCO Holdings, Inc. ..............  Ba2      B+      7.32%-7.37%       8/18/10              993,359
    2,000,000     Regency Gas Service LLC ..........  B1       B+         7.82%          8/15/13            2,000,000
                                                                                                        -------------
                                                                                                           16,395,628
                                                                                                        -------------
                  TOTAL OIL, GAS & CONSUMABLE FUELS                                                        34,162,676
                                                                                                        -------------
   PAPER & FOREST PRODUCTS - 4.0%
                  FOREST PRODUCTS - 4.0%
    4,750,000     Georgia-Pacific Corp. (c) ........  Ba3      B+         8.39%         12/23/13            4,760,203
   14,158,087     Georgia-Pacific Corp. ............  Ba2      BB-     7.37%-7.39%      12/20/12           14,183,161
                                                                                                        -------------
                  TOTAL PAPER & FOREST PRODUCTS                                                            18,943,364
                                                                                                        -------------
   PERSONAL PRODUCTS - 0.2%
                  PERSONAL PRODUCTS - 0.2%
    1,000,000     American Safety Razor
                    Company (c) ....................  B3       CCC+      11.72%          1/30/14            1,010,000
                                                                                                        -------------
                  TOTAL PERSONAL PRODUCTS                                                                   1,010,000
                                                                                                        -------------
   REAL ESTATE INVESTMENT TRUSTS (REIT) - 3.6%
                  RESIDENTIAL REITS - 0.0%
       44,737     Lion Gables Realty, L.P. .........  Ba2      BB+        7.07%          3/30/07               44,746
                                                                                                        -------------
                  RETAIL REITS - 3.6%
    6,046,709     Capital Automotive, L.P. .........  Ba1      BB+        7.07%         12/16/10            6,055,210
    9,000,000     General Growth Properties, Inc. ..  Ba2      BB+        6.57%          2/24/10            8,933,904
    2,000,000     Macerich Partnership (The), L.P. .  NR      NR(a)       6.88%          4/26/10            1,995,834
                                                                                                        -------------
                                                                                                           16,984,948
                                                                                                        -------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)                                               17,029,694
                                                                                                        -------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.2%
                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.2%
    2,125,000     LNR Property Corp. ...............  B2      NR(a)       8.12%          6/12/09            2,125,000
    4,500,000     LNR Property Corp. ...............  B2      NR(a)       8.12%          7/12/11            4,509,374
      729,599     Newkirk Master (The) L.P. ........  Ba2      BB+        7.07%          8/11/08              728,915
      995,000     November 2005 Land
                    Investors, LLC .................  B1       BB         8.12%          5/09/11              975,100
    1,000,000     November 2005 Land
                    Investors, LLC (c) .............  Caa1     B         12.37%          5/30/12              940,000
    3,925,138     Palmdale Hills Property, LLC .....  B1       B+      8.35%-8.38%       5/19/10            3,728,882
    3,950,000     Pivotal Promontory, LLC .......... NR(a)    NR(a)       8.07%          8/31/10            3,843,350
    1,696,454     Rhodes Companies (The),  LLC .....  B1       BB-        8.62%         11/21/10            1,637,078
    1,500,000     Shea Capital I, LLC .............. NR(a)    NR(a)       7.35%         10/27/11            1,462,500
                                                                                                        -------------
                  TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                                               19,950,199
                                                                                                        -------------
   ROAD & RAIL - 3.0%
                  TRUCKING - 3.0%
    4,580,115     Hertz (The) Corp. ................  Ba1      BB      7.32%-7.37%      12/21/12            4,608,361
    9,500,000     Oshkosh Truck Corp. ..............  Ba3      BB         TBA           11/17/13            9,523,750
                                                                                                        -------------
                  TOTAL ROAD & RAIL                                                                        14,132,111
                                                                                                        -------------

Page 14                   See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)


  PRINCIPAL                                            RATINGS+                          STATED             MARKET
    VALUE                 DESCRIPTION O              MOODY'S S&P         COUPON         MATURITY*            VALUE
  ---------       --------------------------------  -------------      -----------    -------------     -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
                  SEMICONDUCTORS - 1.2%
$   5,500,000     Freescale Semiconductors, Inc. ...  Baa3     BB         TBA           12/01/13        $   5,518,909
                                                                                                        -------------
                  TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                                             5,518,909
                                                                                                        -------------
   SOFTWARE - 0.5%
                  SYSTEM SOFTWARE - 0.5%
    2,250,000     Intergraph Corp. .................  B1       B          TBA            5/29/14            2,264,063
                                                                                                        -------------
                  TOTAL SOFTWARE                                                                            2,264,063
                                                                                                        -------------
   SPECIALTY RETAIL - 4.8%
                  APPAREL RETAIL - 1.9%
    1,000,000     Hanesbrands, Inc. (c) ............  B1       B-         9.19%          2/05/14            1,021,607
    2,000,000     Hanesbrands, Inc. ................  Ba2      BB-     7.63%-7.69%       9/05/13            2,013,200
    5,848,101     Neiman Marcus Group (The), Inc. ..  Ba3      B+         7.64%          4/06/13            5,884,652
                                                                                                        -------------
                                                                                                            8,919,459
                                                                                                        -------------
                  SPECIALTY STORES - 2.9%
    1,218,875     Dollarama Group L.P. .............  Ba2      B+         7.38%         11/18/11            1,221,160
    3,775,492     Harbor Freight Tools USA, Inc. ... NR(a)    NR(a)    7.11%-7.12%       7/15/10            3,764,166
    6,000,000     Michaels Stores, Inc. ............  B2       B-         8.38%         10/31/13            6,012,750
    2,977,500     TravelCenters of America, Inc. ...  B1       BB      7.10%-7.12%      12/01/11            2,973,778
                                                                                                        -------------
                                                                                                           13,971,854
                                                                                                        -------------
                  TOTAL SPECIALTY RETAIL                                                                   22,891,313
                                                                                                        -------------
   TOBACCO - 0.8%
                  TOBACCO - 0.8%
      933,917     Commonwealth Brands, Inc. ........ NR(a)    NR(a)       7.69%         12/22/12              938,820
    2,992,500     Reynolds American, Inc. ..........  Baa2     BB+     7.10%-7.19%       5/31/12            3,011,203
                                                                                                        -------------
                  TOTAL TOBACCO                                                                             3,950,023
                                                                                                        -------------
   TRANSPORTATION INFRASTRUCTURE - 1.0%
                  MARINE PORTS & SERVICES - 1.0%
    4,857,953     Horizon Lines Holding, LLC .......  B2       B          7.62%          7/07/11            4,867,062
                                                                                                        -------------
                  TOTAL TRANSPORTATION INFRASTRUCTURE                                                       4,867,062
                                                                                                        -------------
   WIRELESS TELECOMMUNICATION SERVICES - 1.3%
                  WIRELESS TELECOMMUNICATION SERVICES - 1.3%
    2,000,000     Clearwire Corp. ..................  NR       NR        12.11%          8/18/09            2,015,000
    4,000,000     Windstream Corp. .................  Ba1      BBB-       7.12%          7/17/13            4,020,716
                                                                                                        -------------
                  TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                 6,035,716
                                                                                                        -------------
                  TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS** ..................................     727,194,668
                                                                                                        -------------
                  (Cost $731,217,771)
SENIOR FLOATING RATE NOTES - 5.5%
   CONTAINERS & PACKAGING - 0.1%
                  METAL & GLASS CONTAINERS - 0.1%
      250,000     Berry Plastics Holdings Corp. (e)   B2       CCC+       9.27%          9/15/14              252,188
                                                                                                        -------------
                  TOTAL CONTAINERS & PACKAGING                                                                252,188
                                                                                                        -------------

                       See Notes to Financial Statements.                Page 15

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)


  PRINCIPAL                                            RATINGS+                          STATED             MARKET
    VALUE                 DESCRIPTION O              MOODY'S S&P         COUPON         MATURITY*            VALUE
  ---------       --------------------------------  -------------      -----------    -------------     -------------
SENIOR FLOATING RATE NOTES - CONTINUED

   ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
                  ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
$     650,000     NXP B.V. (e) .....................  Ba2      BB+        8.12%         10/15/13        $     659,750
                                                                                                        -------------
                           TOTAL ELECTRICAL COMPONENTS & EQUIPMENT                                            659,750
                                                                                                        -------------
   ENERGY EQUIPMENT & SERVICES - 0.2%
                  OIL & GAS DRILLING - 0.2%
    1,000,000     Parker Drilling Company ..........  B2       B-        10.15%          9/01/10            1,021,250
                                                                                                        -------------
                  TOTAL ENERGY EQUIPMENT & SERVICES                                                         1,021,250
                                                                                                        -------------
   FOOD & STAPLES RETAILING - 0.5%
                  FOOD DISTRIBUTORS - 0.5%
    2,100,000     Nutro Products, Inc. (e) .........  B3       CCC        9.40%         10/15/13            2,163,000
                                                                                                        -------------
                  TOTAL FOOD & STAPLES RETAILING                                                            2,163,000
                                                                                                        -------------
   HEALTH CARE PROVIDERS & SERVICES - 0.2%
                  HEALTH CARE FACILITIES - 0.2%
    1,000,000     US Oncology Holdings, Inc. (d) ...  B3       B-        10.68%          3/15/15            1,027,500
                                                                                                        -------------
                  TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    1,027,500
                                                                                                        -------------
   HOTELS, RESTAURANTS & LEISURE - 0.9%
                  LEISURE FACILITIES - 0.9%
    2,000,000     HRP Myrtle Beach (e) .............  B2       B         10.12%          4/01/12            1,995,000
    2,000,000     Universal City Florida
                    Holding Company ................  B3       B-        10.12%          5/01/10            2,055,000
                                                                                                        -------------
                  TOTAL HOTELS, RESTAURANTS & LEISURE                                                       4,050,000
                                                                                                        -------------
   HOUSEHOLD DURABLES - 0.4%
                  HOMEBUILDING - 0.4%
    1,800,000     Builders FirstSource, Inc. (c) ...  B3       B-         9.62%          2/15/12            1,764,000
                                                                                                        -------------
                  TOTAL HOUSEHOLD DURABLES                                                                  1,764,000
                                                                                                        -------------
   MEDIA - 1.0%
                  BROADCASTING & CABLE TV - 1.0%
    5,000,000     Paxson Communications Corp. (e) ..  B1       CCC+       8.62%          1/15/12            4,975,000
                                                                                                        -------------
                  TOTAL MEDIA                                                                               4,975,000
                                                                                                        -------------
   PAPER & FOREST PRODUCTS - 0.2%
                  PAPER PRODUCTS - 0.2%
    1,000,000     Verso Paper Holdings LLC (e) .....  B2       BB         9.12%          8/01/14            1,020,000
                                                                                                        -------------
                  TOTAL PAPER & FOREST PRODUCTS                                                             1,020,000
                                                                                                        -------------
   PHARMACEUTICALS - 0.5%
                  PHARMACEUTICALS - 0.5%
    2,500,000     Elan Finance and Elan Finance
                    Corp. (d) ......................  B3       B          9.37%         11/15/11            2,487,500
                                                                                                        -------------
                  TOTAL PHARMACEUTICALS                                                                     2,487,500
                                                                                                        -------------

Page 16                   See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)


  PRINCIPAL                                            RATINGS+                          STATED             MARKET
    VALUE                 DESCRIPTION O              MOODY'S S&P         COUPON         MATURITY*            VALUE
  ---------       --------------------------------  -------------      -----------    -------------     -------------
SENIOR FLOATING RATE NOTES - CONTINUED

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
                  SEMICONDUCTORS - 0.4%
$   2,000,000     Freescale Semiconductors,
                    Inc. (d) (e) ...................  Baa3     BB         TBA           12/15/14        $   1,992,500
                                                                                                        -------------
                  TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                                             1,992,500
                                                                                                        -------------
   WIRELESS TELECOMMUNICATION SERVICES - 1.0%
                  WIRELESS TELECOMMUNICATION SERVICES - 1.0%
    4,500,000     Intelsat, Ltd. (d) ...............  B2       B+         9.61%          1/15/12            4,556,250
                                                                                                        -------------
                  TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                 4,556,250
                                                                                                        -------------
                  TOTAL SENIOR FLOATING RATE NOTES ..................................................      25,968,938
                                                                                                        -------------
                  (Cost $25,803,618)


                                                                                                           MARKET
    SHARES                DESCRIPTION O                                                                     VALUE
  ---------       --------------------------------                                                      -------------
CLOSED-END FUNDS - 0.5%
   CAPITAL MARKETS - 0.5%
                  ASSET MANAGEMENT AND CUSTODY BANKS - 0.5%
      337,800     ING Prime Rate Trust .............                                                        2,428,782
                                                                                                        -------------
                  TOTAL CAPITAL MARKETS                                                                     2,428,782
                                                                                                        -------------
                  TOTAL CLOSED-END FUNDS ............................................................       2,428,782
                                                                                                        -------------
                  (Cost $2,363,009)

                       See Notes to Financial Statements.                Page 17

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2006 (UNAUDITED)


  PRINCIPAL                                                                                                MARKET
    VALUE                 DESCRIPTION O                                                                     VALUE
  ---------       --------------------------------                                                      -------------
REPURCHASE AGREEMENT - 0.4%
(Cost $2,000,000)
$   2,000,000   Repurchase agreement with Wachovia Capital Markets, LLC, 5.24% dated
                  11/30/06, to be repurchased at $2,000,291 on 12/01/06, collateralized by
                  $2,093,000, Federal Home Loan Mortgage Corp., 5.63% due 5/16/07
                  (Value $2,040,000) ................................................................   $   2,000,000
                                                                                                        -------------
                TOTAL INVESTMENTS - 159.6% ..........................................................     757,592,112
                (Cost $761,384,398) (b)


                NET OTHER ASSETS AND LIABILITIES - (3.2)% ...........................................   $ (15,290,813)

                LOAN OUTSTANDING - (35.1)% ..........................................................    (167,000,000)
                AUCTION MARKET PREFERRED SHARES, AT LIQUIDATION VALUE - (21.0)% .....................    (100,000,000)
                                                                                                        -------------
                NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0% ...............................   $ 475,301,299
                                                                                                        =============

-----------------------------------------------
              o All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
            (a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
            (b) Aggregate cost for federal income tax and financial reporting purposes.
            (c) This issue is secured by a second lien on the issuer's assets.
            (d) This issue is unsecured.
            (e) Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (Note 2E).
            (f) This borrower has filed for protection in a federal bankruptcy court.
            (g) This Senior Loan Interest was purchased subsequent to the borrower's filing for protection in federal bankruptcy court and has priority over other debt holders.
            (h) Payment-in-Kind
            (i) This Senior Loan Interest is non-income producing.
             + Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
            NR  Not rated
           TBA  To be announced.
             * Senior Loans generally are subject to mandatory and/or optional prepayment. Prepayments of Senior Loans may occur because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.
            ** Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.


Page 18                   See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $761,384,398) ............................................................................................    $757,592,112
Cash ..............................................................................................................      15,597,663
Prepaid expenses ..................................................................................................          40,597
Receivables:
   Investment securities sold .....................................................................................      18,078,486
   Interest .......................................................................................................       8,310,016
   Dividends ......................................................................................................          13,551
                                                                                                                       -------------
   Total Assets ...................................................................................................     799,632,425
                                                                                                                       -------------
LIABILITIES:
Payables:
   Outstanding loan ...............................................................................................     167,000,000
   Investment securities purchased ................................................................................      55,671,818
   Interest and fees due on loan ..................................................................................         825,492
   Investment advisory fees .......................................................................................         450,315
   Audit and legal fees ...........................................................................................         125,481
   Printing fees ..................................................................................................         105,585
   Accumulated unpaid dividends on Auction Market Preferred Shares ................................................          80,086
   Administrative fees ............................................................................................          30,181
   Trustees' fees and expenses ....................................................................................          10,000
   Custodian fees .................................................................................................           4,578
Accrued expenses and other liabilities ............................................................................          27,590
                                                                                                                       -------------
   Total Liabilities ..............................................................................................     224,331,126
                                                                                                                       -------------
NET ASSETS INCLUDING AUCTION MARKET PREFERRED SHARES ..............................................................    $575,301,299
                                                                                                                       -------------
AUCTION MARKET PREFERRED SHARES:
($0.01 par value, 4,000 shares issued with liquidation preference of $25,000 per share, unlimited number of
  Auction Market Preferred Shares have been authorized) ...........................................................     100,000,000
                                                                                                                       -------------
NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) ....................................................................    $475,301,299
                                                                                                                       =============
NET ASSETS CONSIST OF:
Undistributed net investment income ...............................................................................    $  3,437,893
Accumulated net realized loss on investments sold .................................................................      (4,687,691)
Net unrealized depreciation of investments ........................................................................      (3,792,286)
Par value .........................................................................................................         252,728
Paid-in capital ...................................................................................................     480,090,655
                                                                                                                       -------------
   Net Assets (Applicable to Common Shareholders) .................................................................    $475,301,299
                                                                                                                       =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ..............................................    $      18.81
                                                                                                                       =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) .......................      25,272,768
                                                                                                                       =============

                       See Notes to Financial Statements.                Page 19

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
Interest ..........................................................................................................    $ 29,273,777
Dividends .........................................................................................................         532,915
Other .............................................................................................................         368,507
                                                                                                                       -------------
   Total investment income ........................................................................................      30,175,199
                                                                                                                       -------------
EXPENSES:
Interest and fees on outstanding loan payable .....................................................................       5,061,444
Investment advisory fees ..........................................................................................       2,817,299
Administration fees ...............................................................................................         187,859
Auction Market Preferred Shares(R) commission fees ................................................................         127,315
Printing fees .....................................................................................................         108,201
Audit and legal fees ..............................................................................................         105,359
Custodian fees ....................................................................................................          42,988
Trustees' fees and expenses .......................................................................................          26,634
Transfer agent fees ...............................................................................................          18,177
Other .............................................................................................................         111,884
                                                                                                                       -------------
   Total expenses .................................................................................................       8,607,160
                                                                                                                       -------------
NET INVESTMENT INCOME .............................................................................................      21,568,039
                                                                                                                       -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Realized gain on investments during the period ....................................................................         519,049
Net change in unrealized depreciation of investments during the period ............................................      (5,777,499)
                                                                                                                       -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ...................................................................      (5,258,450)
                                                                                                                       -------------
AUCTION MARKET PREFERRED SHARE DIVIDENDS ..........................................................................      (2,605,166)
                                                                                                                       -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................................    $ 13,704,423
                                                                                                                       =============

Page 20                   See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                             SIX MONTHS
                                                                                               ENDED                    YEAR
                                                                                             11/30/2006                ENDED
                                                                                             (UNAUDITED)             5/31/2006
                                                                                           ---------------         ---------------
OPERATIONS:
Net investment income ..................................................................   $   21,568,039          $  37,354,362
Net realized gain on investments during the period .....................................          519,049             (2,617,043)
Net change in unrealized depreciation of investments during the period .................       (5,777,499)             3,586,095
Distributions to Preferred Shareholders:
   Dividends paid from net investment income ...........................................       (2,605,166)            (4,043,690)
                                                                                           ---------------         ---------------
Net increase in net assets resulting from operations ...................................       13,704,423             34,279,724
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Dividends paid from net investment income ..............................................      (18,557,794)           (32,314,434)
Dividends paid from net realized short-term gains ......................................               --               (595,765)
                                                                                           ---------------         ---------------
Total distributions to Common Shareholders .............................................      (18,557,794)           (32,910,199)
                                                                                           ---------------         ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO
COMMON SHAREHOLDERS ....................................................................       (4,853,371)             1,369,525

NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS):
Beginning of period ....................................................................      480,154,670            478,785,145
                                                                                           ---------------         ---------------
End of period ..........................................................................   $  475,301,299          $  480,154,670
                                                                                           ===============         ===============
Undistributed net investment income at end of period ...................................   $    3,437,893          $    3,032,814
                                                                                           ===============         ===============

                       See Notes to Financial Statements.                Page 21

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ...........................  $   13,704,423
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Changes in assets and liabilities:
   Decrease in investments, at value* ..........................................       2,765,098
   Decrease in dividends receivable ............................................           4,633
   Increase in interest receivable .............................................      (2,057,527)
   Increase in prepaid expenses.. ..............................................         (16,526)
   Increase in receivable for investment securities sold .......................      (6,488,805)
   Increase in payable for investment securities purchased .....................      30,019,879
   Decrease in accumulated unpaid dividends on Auction Market Preferred Shares .         (78,742)
   Decrease in interest and fees due on loan ...................................         (49,818)
   Decrease in investment advisory fees payable ................................         (32,510)
   Increase in audit and legal fees payable ....................................          41,715
   Increase in printing fees payable ...........................................          35,684
   Decrease in administrative fees payable .....................................          (1,939)
   Decrease in custodian fees payable ..........................................         (22,966)
   Increase in trustees' fees and expenses payable .............................          12,500
   Decrease in accrued expenses and other liabilities ..........................          (1,467)
                                                                                  --------------
CASH USED BY OPERATING ACTIVITIES ..............................................                        $    37,833,632

CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions to shareholders from net investment income and capital gains ..     (18,557,794)
   Issuance of loan ............................................................      45,000,000
   Repayment of loan ...........................................................     (55,000,000)
                                                                                  --------------
CASH PROVIDED BY FINANCING ACTIVITIES ..........................................                            (28,557,794)
                                                                                                        ---------------
Increase in cash ...............................................................                              9,275,838
Cash at beginning of year ......................................................                              6,321,825
                                                                                                        ---------------
Cash at end of period ..........................................................                        $    15,597,663
                                                                                                        ===============

---------------------------------------------
* Includes net change in unrealized appreciation on investments of $(5,784,248).



Page 22                   See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                       SIX MONTHS
                                                                          ENDED            YEAR           YEAR          PERIOD
                                                                       11/30/2006          ENDED          ENDED         ENDED
                                                                       (UNAUDITED)       5/31/2006      5/31/2005     5/31/2004*
                                                                       -----------       ---------      ---------     ---------
Net asset value, beginning of period ...............................   $     19.00       $   18.94      $   19.04     $   19.10(g)
                                                                       -----------       ---------      ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) .......................................          0.85            1.48           0.95         (0.00)#
Net realized and unrealized gain/(loss) on investments .............         (0.21)           0.04          (0.02)        (0.02)
Distributions paid to AMP*** Shareholders:
   Dividends paid from net investment income .......................         (0.10)          (0.16)         (0.07)        --
                                                                       -----------       ---------      ---------     ---------
Total from investment operations ...................................          0.54            1.36           0.86         (0.02)
                                                                       -----------       ---------      ---------     ---------
DISTRIBUTIONS PAID TO COMMON SHAREHOLDERS:
   Dividends paid from net investment income .......................         (0.73)          (1.28)         (0.91)        --
   Dividends paid from net realized short-term gains ...............         --              (0.02)         --            --
                                                                       -----------       ---------      ---------     ---------
Total distributions to Common Shareholders .........................         (0.73)          (1.30)         (0.91)        --
                                                                       -----------       ---------      ---------     ---------
Dilutive impact from the offering of AMP Shares++ ..................         --              --             (0.05)        --
                                                                       -----------       ---------      ---------     ---------
Common Share offering costs charged to paid-in capital .............         --              --             --            (0.04)
                                                                       -----------       ---------      ---------     ---------
Net asset value, end of period .....................................   $     18.81       $   19.00      $   18.94     $   19.04
                                                                       ===========       =========      =========     =========
Market value, end of period ........................................   $     17.95       $   17.61      $   17.89     $   20.01
                                                                       ===========       =========      =========     =========
TOTAL RETURN BASED ON NET ASSET VALUE (A)+ .........................          3.16%           8.06%          4.38%        (0.31)%
                                                                       ===========       =========      =========     =========
TOTAL RETURN BASED ON MARKET VALUE (B)+ ............................          6.21%           6.03%         (6.20)%        0.05%
                                                                       ===========       =========      =========     =========

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON SHAREHOLDERS:
Ratio of total expenses to average net assets excluding
   interest expense ................................................          1.48% **        1.45%          1.30%         1.44%**
Ratio of total expenses to average net assets ......................          3.60% **        3.08%          2.02%        --
Ratio of net investment income/(loss) to average net assets ........          9.03% **        7.77%          5.01%        (0.76)%**
Ratio of net investment income to average net assets
   net of AMP dividends (f) ........................................          7.94% **        6.93%          4.59%       N/A

SUPPLEMENTAL DATA:
Portfolio turnover rate ............................................            31%             81%           115%            0%
Net assets, end of period (in 000's) ...............................   $   475,301       $ 480,155      $ 478,785     $ 437,945
--------------------------------------------------
Ratio of total expenses to total average Managed Assets
   excluding interest expense ......................................          0.94% **        0.93%          0.92%         1.44%**
Ratio of total expenses to total average Managed Assets ............          2.29% **        1.97%          1.43%       N/A

SENIOR SECURITIES:
Total AMP Shares Outstanding .......................................         4,000           4,000          4,000        N/A
Liquidation and market value per AMP share (c) .....................   $    25,020       $  25,040      $  25,031        N/A
Asset coverage per share (d) .......................................   $   185,576       $ 189,289      $ 191,446        N/A
Loan outstanding (in 000's) ........................................   $   167,000       $ 177,000      $ 187,000        N/A
Asset coverage per $1,000 of loan outstanding (e) ..................   $     4,445       $   4,278      $   4,095        N/A

--------------------------------------------------
*   The Fund commenced operations on May 18, 2004.
**  Annualized.
*** Auction Market Preferred Shares.
#   Amount represents less than $0.01 per Common Share.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share, all based on Common Share market price per share.
(c) Includes accumulated and unpaid distributions to AMP Shareholders.
(d) Calculated by subtracting the Fund's total liabilities (not including the AMP Shares and loan outstanding) from the Fund's total assets, and dividing by the number of AMP Shares outstanding.
(e) Calculated by subtracting the Fund's total liabilities (not including the AMP Shares and loan outstanding) from the Fund's total assets, and dividing by the outstanding loan balance.
(f) The net investment income ratio reflects income net of operating expenses and distributions to AMP Shareholders.
(g) Net of sales load of $0.90 per Common Share on initial offering.
+   Total return is not annualized for periods less than one year.
++ The expenses associated with the offering of the AMP Shares had a $(0.05) impact on the Common Share NAV.
N/A Not Applicable


                       See Notes to Financial Statements.                Page 23

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2006 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FCT on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will attempt to preserve capital. The Fund will pursue these objectives through investment in a portfolio of senior secured floating rate corporate loans ("Senior Loans"). There can be no assurance that the Fund will achieve its investment objectives. Investment in Senior Loans involves credit risk and, during periods of generally declining credit quality, it may be particularly difficult for the Fund to achieve its secondary investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received), and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2006 (UNAUDITED)

determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded loan commitments of approximately $7,323,628 as of November 30, 2006. The Fund is obligated to fund these loan commitments at the borrower's discretion. Net unrealized depreciation of $33,635 from these commitments is included in "Accrued expenses and other liabilities" on the Statement of Assets and Liabilities.

E. RESTRICTED SECURITIES:

The Fund may invest a portion of its assets in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. The Fund currently holds the restricted securities shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation section (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.


                                                                 CARRYING
                                                                   VALUE             CARRYING COST
                                                                 PER SHARE            PER SHARE AT        11/30/06
                                    ACQUISITION                  11/30/06           ACQUISITION DATE       VALUE          % OF
SECURITY                               DATE         SHARES      (RESTRICTED)          (RESTRICTED)      (RESTRICTED)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Corp.                09/15/06         250,000      $100.875              $100.00         $   252,188         0.05%
Freescale Semiconductors, Inc.      11/17/06       2,000,000       $99.625              $100.875        $ 1,992,500         0.42%
HRP Myrtle Beach                    03/23/06       2,000,000        $99.75              $100.00         $ 1,995,000         0.42%
Nutro Products, Inc.                04/18/06       2,100,000       $103.00              $102.25         $ 2,163,000         0.46%
NXP B.V.                            10/05/06         650,000       $101.50              $101.50         $   659,750         0.14%
Paxson Communications Corp.         12/19/05       5,000,000        $99.50              $100.00         $ 4,975,000         1.05%
Verso Paper Holdings, LLC           07/26/06       1,000,000       $102.00              $101.25         $ 1,020,000         0.21%
                                                 -----------                                            -----------       -------
                                                  13,000,000                                            $13,057,438         2.75%
                                                 ===========                                            ===========       =======

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2006 (UNAUDITED)

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with the financing associated with leverage. If the Fund recognizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and Auction Market Preferred Shares ("AMP Shares") issued by the Fund in proportion to the total dividends paid for the year. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal years ended May 31, 2006 and May 31, 2005 is as follows:

                                                   2006                2005
Distributions paid from:
Ordinary Income ..........................  $   36,953,889       $   24,738,405

As of May 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed Ordinary Income ............  $   3,191,642
Net Unrealized Appreciation ..............  $     914,840

G. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

As of May 31, 2006, the Fund had a capital loss carryforward for federal income tax purposes of $4,136,367, expiring on May 31, 2014.

H. EXPENSES:

The Fund will pay all expenses directly related to its operations.

I. NEW ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements which has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage, L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2006 (UNAUDITED)

an annual rate of 0.75% of the Fund's Managed Assets, the average daily gross asset value of the Fund (which includes assets attributable to the Fund's AMP Shares, and the principal amount of borrowings) minus the sum of the Fund's accrued and unpaid dividends on any outstanding AMP Shares and accrued liabilities.

Four Corners serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Four Corners receives an annual portfolio management fee of 0.38% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Deutsche Bank Trust Company Americas, a wholly-owned subsidiary of Deutsche Bank AG ("Auction Agent"), serves as the Fund's AMP Share transfer agent, registrar, dividend disbursing agent and redemption agent.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of their affiliates an annual retainer of $10,000, which includes compensation for all board and committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended November 30, 2006, were $237,428,184 and $231,656,374, respectively.

As of November 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,066,566 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,858,852.

                                5. COMMON SHARES

As of November 30, 2006, 25,272,768 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares have been authorized under the Fund's Dividend Reinvestment Plan.

                       6. AUCTION MARKET PREFERRED SHARES

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share, in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of November 30, 2006, the Fund has 2,000 Series A and 2,000 Series B Auction Market Preferred Shares ("AMP Shares") outstanding at a liquidation value of $25,000 per share.

The Fund is required to meet certain asset coverage tests with respect to the AMP Shares. If the Fund fails to maintain Eligible Assets having an aggregated Discounted Value at least equal to the AMP Shares Basic Maintenance Amount as of any Valuation Date and the failure is not cured on or before the related Asset Coverage Cure Date, the Fund will be required in certain circumstances to redeem certain AMP Shares.

An auction of the Series A AMP Shares is generally held every 7 days and an auction of the Series B AMP Shares is generally held every 28 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date.

The annual dividend rate in effect as of November 30, 2006 was 5.28%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. The high and low annual dividend rates during the six months ended November 30, 2006, were 5.31% and 4.98%, and the average dividend rate was 5.21%. These rates may vary in a manner not related directly to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Shareholders.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2006 (UNAUDITED)

Under Emerging Issues Task Force (EITF) promulgating Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to guidance of the EITF, the Fund's AMP Shares are classified outside of permanent equity (net assets attributable to Common Shares) in the accompanying financial statements.

                          7. REVOLVING CREDIT FACILITY

The Fund has entered into a 364-Day Revolving Credit Facility ("Credit Facility") with various lenders and Citicorp North America Inc., as agent, to be used as leverage for the Fund. The Credit Facility has an expiration date of July 30, 2007. The Credit Facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the Credit Facility is $195,000,000. For the six months ended November 30, 2006, the average amount outstanding was $172,956,284. The high and low annual interest rates during the six months ended November 30, 2006, were 5.29% and 4.99%, respectively, with a weighted average interest rate of 5.26%. The annual interest rate in effect at November 30, 2006 was 5.29%. The Fund also pays additional borrowing costs, which include an administration fee of 0.02%, a program fee of 0.20% and a liquidity fee of 0.14% per year. Such expenses are included in "Interest and fees on outstanding loan payable" on the Statement of Operations.

                              8. SUBSEQUENT EVENTS

On November 20, 2006, the Fund declared a dividend of $0.1268 per share, which represents a dividend from net investment income to Common Shareholders of record December 5, 2006, payable December 12, 2006.

On December 18, 2006, the Fund declared a dividend of $0.1268 per share, which represents a dividend from net investment income to Common Shareholders of record December 29, 2006, payable January 16, 2007.

The Board of Trustees of the Fund adopted a compensation policy pursuant to which, effective January 1, 2007, the Independent Trustees shall be paid an annual retainer of $10,000 by each investment company of the First Trust Fund Complex up to a total of 14 investment companies (the "Trustees Compensation I") and an annual retainer of $7,500 by each subsequent investment company added to the First Trust Fund Complex (the "Trustees Compensation II" and together with Trustees Compensation I, the "Aggregate Trustee Compensation"). The Aggregate Trustee Compensation shall be divided equally among each of the investment companies in the First Trust Fund Complex. No additional meeting fees are paid in connection with regular board or committee meetings. The Trustees shall also be paid $1,000 for each meeting held in connection with the organization of a new investment company for the First Trust Fund Complex. These additional fees are paid by First Trust. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

Additionally, Mr. Kadlec is paid annual compensation of $10,000 to serve as the Lead Independent Trustee and Niel B. Nielson is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee of each of the investment companies in the First Trust Fund Complex. Such additional compensation to Messrs. Kadlec and Nielson are paid by the investment companies in the First Trust Fund Complex and the fees are divided equally among those investment companies.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2006 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

         (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
             (ii) 95% of the market price on that date.

         (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.
--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2006 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund and First Trust/Four Corners Senior Floating Rate Income Fund II was held on September 11, 2006. At the Annual Meeting, three of the Funds' Board of Trustees, consisting of James A. Bowen, Niel B. Nielson and Richard E. Erickson were elected by holders of Common and Preferred Shares voting together as a single class, to serve an additional one-year term. The number of votes cast for James A. Bowen was 21,256,268, the number of votes withheld was 295,771 and the number of abstentions was 3,724,728. The number of votes cast for Niel B. Nielson was 21,249,964, the number of votes withheld was 302,075 and the number of abstentions was 3,724,728. The number of votes cast for Richard E. Erickson was 21,260,101, the number of votes withheld was 291,938 and the number of abstentions was 3,724,728.

Also at the Annual Meeting of Shareholders of the Fund, two of the Fund's Trustees, Thomas R. Kadlec and Robert F. Keith, were elected by the holders of MMP Shares to serve and additional one-year term. The number of votes cast for each Trustee was 1,349; there were no votes withheld; and there were 2,651 abstentions.

                               BY-LAW AMENDMENTS

On December 12, 2005, June 12, 2006, and on December 11, 2006, the Board of Trustees approved certain changes to the By-Laws of the Fund which may have the effect of delaying or preventing a change in control of the Fund, including the implementation of a staggered Board of Trustees. The changes were not required to be, and were not, approved by the Fund's Shareholders. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

This Page Left Blank Intentionally.

This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Not applicable.

   (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              JANUARY 18, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              JANUARY 18, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date              JANUARY 18, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.

  CERTIFICATION PURSUANT TO RULE 30A-2(A) UNDER THE 1940 ACT AND SECTION 302 OF
                             THE SARBANES-OXLEY ACT



I, James A. Bowen, certify that:

1. I have reviewed this report on Form N-CSR of First Trust/Four Corners Senior Floating Rate Income Fund II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    JANUARY 18, 2007                  /S/ JAMES A. BOWEN
     ----------------------          -------------------------------------------
                                     James A. Bowen, Chairman of the Board,
                                     President and Chief  Executive Officer
                                     (principal executive officer)